June 7, 2012

Deborah O’Neal-Johnson, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Summit Municipal Funds, Inc. (“Registrant”)
   T. Rowe Price Summit Municipal Income Fund–Advisor Class
   T. Rowe Price Summit Municipal Intermediate Fund–Advisor Class
  File Nos.: 033-50321/811-7095

Dear Ms. O’Neal-Johnson:

Pursuant to Section 6 of the Securities Act of 1933, Section 8 of the Investment Company Act of 1940, as amended, and Rule 485(a) under the 1933 Act, we are hereby filing Post-Effective Amendment No. 24 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment reflects the addition of two new classes called the T. Rowe Price Summit Municipal Income Fund–Advisor Class and T. Rowe Price Summit Municipal Intermediate Fund–Advisor Class.

The filing contains two prospectuses. The first prospectus is for the T. Rowe Price Summit Municipal Income Fund–Advisor Class and the second prospectus is for the T. Rowe Price Summit Municipal Intermediate Fund–Advisor Class. The disclosure in Sections 1 and 3 of the prospectuses is substantially similar to that of a shared prospectus currently in effect for the existing classes of the Registrant called the T. Rowe Price Summit Municipal Income Fund and T. Rowe Price Summit Municipal Intermediate Fund, respectively. Please note that the prospectus for the existing classes covers multiple funds, whereas the prospectuses being filed cover each class separately. Further, Sections 2 and 4 of the prospectuses being filed are common to the prospectuses for all T. Rowe Price Advisor Class funds.

We have not yet obtained NASDAQ ticker symbols, however, once they are received, they will be added to the front covers of the prospectuses.

The Statement of Additional Information (the “SAI”) is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds). Certain changes have been made in the text of the SAI to reflect the addition of the new classes.

The filing is scheduled to go effective on August 6, 2012.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Darrell Braman at 410-345-2013.

Sincerely,

/s/Brian R. Poole
Brian R. Poole, Esquire